Employee Investment Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Disclosure Of Employee Investment Plans [Abstract]
ESIP Employer contributions match (percent)	125.00%
ESIP Employer contribution match, percent of employee's eligible compensation, maximum (percent)	6.00%
ESIP Compensation expense	$ 12.1	$ 12.2	$ 11.0